Provision For Income Taxes And Deferred Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current	$ 93,581	$ 75,152
Deferred	(17,000)	(37,729)
Change in valuation allowance	12,357	2,684
Total	88,938	40,107
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current	69,240	51,815
Deferred	(8,332)	(29,445)
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current	24,341	23,337
Deferred	(9,858)	(14,043)
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current	0	0
Deferred	$ 1,190	$ 5,759